PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Useful Life (Years)	September 30, 2015	December 31, 2014
Computer equipment and software	3	$4,142,254	$3,927,491
Office equipment	4.6	158,732	148,381
Office furniture and fixtures	6.7	189,857	189,857
Leasehold improvements	5.4	94,620	94,620
		4,585,463	4,360,349

Less accumulated depreciation		(3,722,804)	(3,255,908)

		$862,659	$1,104,441

The following table discloses depreciation expense as reported in the statement of operations.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014

Depreciation included in cost of revenues	$97,660	$183,285	$388,021	$488,117
Depreciation included in selling, general and administrative	21,967	44,471	86,514	123,325
Total depreciation	$119,627	$227,756	$474,535	$611,442

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	Useful Life (Years)	December 31, 2014	December 31, 2013
Computer equipment and software	3	$3,927,491	$2,952,868
Office equipment	4.6	148,381	237,629
Office furniture and fixtures	6.7	189,857	89,951
Leasehold improvements	5.4	94,620	94,620
		4,360,349	3,375,068

Less accumulated depreciation		(3,255,908)	(2,415,166)

		$1,104,441	$959,902

The following table discloses depreciation expense as reported in the statement of operations.

	For the Year Ended December 31,
	2014	2013

Depreciation included in cost of revenues	$674,674	$536,294
Depreciation included in selling, general and administrative	166,067	160,808
Total depreciation	$840,741	$697,102